Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Abstract]
U.S. federal net operating loss carryovers	$ 4,306	$ 4,480
Change in the valuation allowance	$ 64,668	$ 16,145